RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 19. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related parties – sales to related parties consisted of the following:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Xiamen Henda Hitek Computer Network Co. Ltd	¥1,676,036	¥-	¥-	$-
Xiamen Huangsheng Hitek Computer Network Co. Ltd.	752,137	-	-	-
Revenues from related parties	¥2,428,173	¥-	¥-	$-

Purchases from related parties –  purchases from related parties consisted of the following:

	For the years ended June 30,
	2015	2016	2017	2017
	RMB	RMB	RMB	U.S. Dollars
Huanghua Heng Da Xiang Tong Manufacture Ltd	¥862,782	¥338,862	¥-	$-
Xiamen Huangsheng Hitek Computer Network Co. Ltd.	797,587	588,894	-	-
Purchases from related parties	¥1,660,369	¥927,756	¥-	$-

Account payable due to related parties  - The Company purchased automation products and heating furnaces from Xiamen Huangsheng Hitek Computer Network Co. Ltd (Huangsheng Hitek) and Huanghua Xiang Tong. The ending balance of accounts payable due to Huangsheng Hitek as of June 30, 2016 and 2017 were both nil. On March 18, 2016, the Company terminated its equity investment in Huanghua Xiang Tong and therefore has no related-party relationship with this entity after March 18, 2016.

Leases from related parties - The Company has various agreements for the lease of office space owned by the Founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥140,000 with annual rental expense at ¥1.68 million ($0.25 million). The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	Yin Shenping	July 10, 2014 - March 31, 2018	¥60,000	$8,853
BHD	Chen Guangqiang	January 1, 2015 - December 31, 2017	22,500	3,320
BHD	Mr Chen'sfamily member	January 1, 2015 - December 31, 2017	47,500	7,009
Recon BJ	Yin Shenping	July 1, 2016 - June 30, 2018	10,000	1,475

Short-term borrowings from related parties - The Company borrowed ¥12,941,848 and ¥10,168,008 ($1,500,277) from the Founders and their family members as of June 30, 2016 and 2017, respectively. For the specific terms and interest rates of the borrowings, see Note 12.

Expenses paid by the owner on behalf of Recon - One owner of Nanjing Recon, the CEO and the CTO paid certain operating expenses for the Company. As of June 30, 2016 and 2017, ¥3,144,263 and ¥3,062,709 ($451,899) was due to them, respectively. See Note 10.